Additional Detail Summary

Run Date - 11/25/2024 2:58:41 PM

Amortization Type	Loan Count	% of Loans	Original Balance	% of Balance
Fixed	9	100.00%	$9,539,250.00	100.00%
Adjustable	-	0.00%	-	0.00%
Total	9	100.00%	$9,539,250.00	100.00%

Lien Position	Loan Count	% of Loans	Original Balance	% of Balance
First	9	100.00%	$9,539,250.00	100.00%
Other	-	0.00%	-	0.00%
Total	9	100.00%	$9,539,250.00	100.00%

Loan Purpose	Loan Count	% of Loans	Original Balance	% of Balance	Appendix A ASF Dictionary Pge 82
Cash Out: Debt Consolidation	1	11.11%	$399,000.00	4.18%
Cash Out: Home Improvement/Renovation	-	0.00%	-	0.00%
Cash Out: Other/Multi-purpose/Unknown Purpose	2	22.22%	$992,000.00	10.40%
Limited Cash-Out	-	0.00%	-	0.00%
First Time Home Purchase	-	0.00%	-	0.00%
Other-than-first-time Home Purchase	6	66.67%	$8,148,250.00	85.42%
Rate/Term Refinance - Borrower Initiated	-	0.00%	-	0.00%
Total	9	100.00%	$9,539,250.00	100.00%

Original Term to Maturity	Loan Count	% of Loans	Original Balance	% of Balance
12	-	0.00%	-	0.00%
120 - 360	9	100.00%	$9,539,250.00	100.00%
361+	-	0.00%	-	0.00%
Total	9	100.00%	$9,539,250.00	100.00%

Property Type	Loan Count	% of Loans	Original Balance	% of Balance	Appendix D ASF Pge 84
Single Family Detached	7	77.78%	$8,547,250.00	89.60%
Condo, Low Rise	1	11.11%	$642,000.00	6.73%
Condo, High Rise	1	11.11%	$350,000.00	3.67%
Condotel	-	0.00%	-	0.00%
PUD	-	0.00%	-	0.00%
Townhouse	-	0.00%	-	0.00%
Multi-wide Manufactured Housing	-	0.00%	-	0.00%
1 Family Attached	-	0.00%	-	0.00%
2 Family	-	0.00%	-	0.00%
3 Family	-	0.00%	-	0.00%
4 Family	-	0.00%	-	0.00%
5-10 Unit Multi-Family	-	0.00%	-	0.00%
Total	9	100.00%	$9,539,250.00	100.00%

Occupancy	Loan Count	% of Loans	Original Balance	% of Balance	Appendix E ASF Pge 84
Primary	3	33.33%	$7,007,750.00	73.46%
Second Home	-	0.00%	-	0.00%
Investment	6	66.67%	$2,531,500.00	26.54%
Total	9	100.00%	$9,539,250.00	100.00%

Profile	Loan Count	% of Loans	Original Balance	% of Balance	Extrapolated from other data
Full Credit/Compliance	3	33.33%	$7,007,750.00	73.46%
Business Purpose	6	66.67%	$2,531,500.00	26.54%
Total	9	100.00%	$9,539,250.00	100.00%